Subsequent events (Details)	Jun. 28, 2026 USD ($) D $ / shares shares	Jun. 11, 2026 USD ($) $ / shares shares	Apr. 16, 2026 USD ($) $ / shares	Dec. 31, 2025 $ / shares	Jul. 25, 2025 $ / shares	Jul. 24, 2025 $ / shares	Jun. 30, 2025 $ / shares	May 23, 2023 $ / shares	Jun. 30, 2022 $ / shares
Subsequent events
Par value per share | $ / shares					$ 0.000001	$ 0.3		$ 0.3	$ 0.01
Class B Ordinary Share
Subsequent events
Par value per share | $ / shares				$ 0.00006			$ 0.00006
Subsequent Events | Debt Settlement and Mutual Release Agreement | Jinghai Jiang
Subsequent events
Value of shares issued for service		$ 100,000
Share price | $ / shares		$ 1.78
Subsequent Events | Debt Settlement and Mutual Release Agreement | Jinghai Jiang | Class B Ordinary Share
Subsequent events
Number of equity shares issued | shares		56,180
Par value per share | $ / shares		$ 0.00006
Subsequent Events | Asset Purchase Agreement | PT Mitra Manunggal Sangkara
Subsequent events
Par value per share | $ / shares	$ 0.00006
Purchase price of AI servers	$ 1,000,000
Issuance of pre-funded warrants	$ 10,000,000
Warrants to purchase ordinary shares | shares	6,457,863
Subsequent Events | Convertible debt issued on April 16, 2026
Subsequent events
Proceeds from convertible debt			$ 500,000
Conversion price (in dollars per share) | $ / shares			$ 2.76
Subsequent Events | Senior convertible notes (the "2026 Notes") | Asset Purchase Agreement
Subsequent events
Conversion price (in dollars per share) | $ / shares	$ 1.63
Purchase price percentage of par value	93.00%
Interest rate	8.25%
Conversion percentage of lowest volumeweighted average price	92.00%
Number of consecutive trading days | D	10
Subsequent Events | Senior convertible notes (the "2026 Notes") | Asset Purchase Agreement | Event of default
Subsequent events
Interest rate	13.25%
Subsequent Events | 2026 Notes (Initial Closing) | Asset Purchase Agreement
Subsequent events
Aggregate principal amount	$ 2,000,000
Subsequent Events | 2026 Notes (Additional Closing) | Asset Purchase Agreement
Subsequent events
Aggregate principal amount	8,000,000
Maximum | Subsequent Events | Convertible debt issued on April 16, 2026
Subsequent events
Aggregate principal amount			$ 5,000,000
Maximum | Subsequent Events | Senior convertible notes (the "2026 Notes") | Asset Purchase Agreement
Subsequent events
Aggregate principal amount	$ 10,000,000